Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Number of Warrants
Outstanding, Beginning of Year (in shares)	7,625	55,720
Issued Upon Exercise of Warrants (in shares)	(3,820)	(2,610)
Purchased and cancelled (in shares)	0	(45,485)
Outstanding, End of Period (in shares)	3,805	7,625
Amount
Outstanding, Beginning of Year	$ 25	$ 184
Issued Upon Exercise of Warrants	(13)	(8)
Purchased and Cancelled	0	(151)
Outstanding, End of Period	$ 12	$ 25